Condensed Consolidated Statements of Cash Flows Unaudited - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the period	[1]	$ (3,875)	$ (1,828)
Adjustments to reconcile net loss to net cash from (used in) operating activities:
Exchange differences on cash and cash equivalent		5	46
Finance expenses on lease liabilities		(3)
Amortization of intangible assets		384	347
Depreciation		6	3
Loss from change in the fair value of a financial asset at fair value		57	90
Equity losses	[1]	245	89
Change in fair value of derivative liabilities		730	(341)
Changes in deferred taxes, net		(27)	(27)
Issuance costs of financial instruments classified as derivative liabilities		603
Changes in operating assets and liabilities:
Decrease in trade receivables		233	196
Increase in related parties balance		(88)	(2)
Decrease (increase) in operating lease right-of-use assets		42	(30)
Increase (decrease) in operating lease liabilities		(42)	31
Decrease in other receivables		151	219
Increase in inventory		(1,968)	(752)
Increase (decrease) in accounts payable and other payables		13	790
Net cash used in operating activities		(3,534)	(1,169)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment		(8)	(8)
Purchase of investment accounted for using the equity method (see note 3.a)		(98)	(2,993)
Purchase of intangible asset (see note 5)		(330)	(1,682)
Net cash used in investing activities		(436)	(4,683)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Short term loan repaid			(86)
Issuance of ordinary shares, pre-funded warrants and warrants, net		6,255
Net cash from (used in) financing activities		6,255	(86)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,285	(5,938)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD		535	8,137
LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS		(5)	(46)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		2,815	2,153
Supplemental disclosure of cash flow information:
Taxes paid		92	28
Interest paid			2
Supplemental disclosure of noncash investing and financing activities:
Issuance of ordinary shares to SciSparc Ltd. in consideration for ordinary shares (see note 3.b)			288
Consideration payable to sellers of Fort Products Ltd. included in other payables			349
Consideration payable to seller of SciSparc Nutraceuticals Inc. shares included in other payables			$ 41

[1]	Except share and per share information